Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 23,712	$ 10,041	$ 7,226
Additions to tangible assets	50,082	17,584	6,263
Disposal of tangible assets	(118)	(430)	(1,164)
Reclassification	(76)	(5)	(6)
Depreciation expense	(3,141)	(2,123)	(2,091)
Translation adjustments	1,215	(46)	(188)
Ending balance	71,673	23,712	10,041
Gross value at end of period	93,043	41,529	26,160
Accumulated depreciation and impairment at end of period	(21,370)	(17,817)	(16,119)
IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,732
Ending balance			8,732
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,330	3,229	3,159
Additions to tangible assets	5,248	318	879
Disposal of tangible assets	4
Reclassification	8,258	15	39
Depreciation expense	(817)	(192)	(758)
Translation adjustments	742	(40)	(90)
Ending balance	16,765	3,330	3,229
Gross value at end of period	22,518	7,833	7,604
Accumulated depreciation and impairment at end of period	(5,752)	(4,503)	(4,375)
Land and Buildings [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,229
Ending balance			3,229
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,160	3,393	2,505
Additions to tangible assets	2,034	374	1,622
Disposal of tangible assets	(122)	(10)	(49)
Reclassification	692	1,974	216
Depreciation expense	(1,464)	(1,247)	(854)
Translation adjustments	136	(15)	(46)
Ending balance	4,436	3,160	3,393
Gross value at end of period	17,381	13,962	13,297
Accumulated depreciation and impairment at end of period	(12,946)	(10,802)	(9,903)
Technical Equipment [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,084
Ending balance			2,084
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,435	2,172	753
Additions to tangible assets	854	329	1,820
Disposal of tangible assets	0	(1)	(690)
Reclassification	670	630	793
Depreciation expense	(861)	(684)	(478)
Translation adjustments	73	(11)	(27)
Ending balance	3,171	2,435	2,172
Gross value at end of period	5,843	4,149	3,215
Accumulated depreciation and impairment at end of period	(2,672)	(1,714)	(1,043)
Fixtures, Fittings and Other Equipment [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,172
Ending balance			2,172
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,787	1,247	809
Additions to tangible assets	41,946	16,563	1,942
Disposal of tangible assets	0	(419)	(426)
Reclassification	(9,696)	(2,624)	(1,053)
Depreciation expense	0
Translation adjustments	264	20	(25)
Ending balance	47,301	14,787	1,247
Gross value at end of period	47,301	15,585	2,045
Accumulated depreciation and impairment at end of period	$ 0	(798)	(798)
Assets Under Construction [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,247
Ending balance			$ 1,247